Loans Receivable and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2014
Loans Receivable and Allowance for Loan Losses [Abstract]
Composition of Loans Receivable [Table Text Block]

	December 31, 2014		December 31, 2013
Real Estate:
Residential	$158,139	31.5%	$158,842	31.6%
Commercial	261,956	52.2	273,144	54.2
Construction	19,221	3.9	20,551	4.1
Commercial, financial and agricultural	42,514	8.5	35,745	7.1
Consumer loans to individuals	19,704	3.9	15,295	3.0
Total loans	501,534	100.0%	503,577	100.0%

Deferred fees, net	(399)		(480)
Total loans receivable	501,135		503,097
Allowance for loan losses	(5,875)		(5,708)
Net loans receivable	$495,260		$497,389

Loans Acquired And Accounted For in Accordance With ASC 310-30 [Table Text Block]

The carrying value of the loans acquired was determined by projecting discounted contractual cash flows. The table below presents the components of the purchase accounting adjustments related to the purchased impaired loans acquired:

(In thousands)

Unpaid principal balance	$1,936
Interest	1,669
Contractual cash flows	3,605
Non-accretable discount	(1,724)
Expected cash flows	1,881
Accretable discount	(329)
Estimated fair value	$1,552

Changes In The Accretable Yield For Purchased Credit Impaired Loans [Table Text Block]

Changes in the accretable yield for purchased credit-impaired loans were as follows for the twelve months ended December 31:

(In thousands)

	2014	2013	2012
Balance at beginning of period	$20	$76	$171
Accretion	(12)	(56)	(95)
Reclassification and other	-	-	-
Balance at end of period	$8	$20	$76

Additional Information Regarding Loans Acquired and Accounted for in Accordance with ASC 310-30 [Table Text Block]

	December 31, 2014	December 31, 2013

Outstanding Balance	$1,057	$1,110
Carrying Amount	$1,049	$1,090

Schedule of Loans Individually and Collectively Evaluated for Impairment [Table Text Block]

The following tables show the amount of loans in each category that were individually and collectively evaluated for impairment at the dates indicated:

	Real Estate Loans
				Commercial	Consumer
	Residential	Commercial	Construction	Loans	Loans	Total
December 31, 2014
Individually evaluated for impairment	$-	$10,556	$-	$-	$-	$10,556
Loans acquired with deteriorated credit quality	225	824	-	-	-	1,049
Collectively evaluated for impairment	157,914	250,576	19,221	42,514	19,704	489,929
Total Loans	$158,139	$261,956	$19,221	$42,514	$19,704	$501,534

	Real Estate Loans
				Commercial	Consumer
	Residential	Commercial	Construction	Loans	Loans	Total
	(In thousands)
December 31, 2013
Individually evaluated for impairment	$-	$11,519	$-	$-	$-	$11,519
Loans acquired with deteriorated credit quality	242	848	-	-	-	1,090
Collectively evaluated for impairment	158,600	260,777	20,551	35,745	15,295	490,968
Total Loans	$158,842	$273,144	$20,551	$35,745	$15,295	$503,577

Impaired Loans and Related Interest Income by Loan Portfolio Class [Table Text Block]

The following table includes the recorded investment and unpaid principal balances for impaired loans with the associated allowance amount, if applicable.

		Unpaid
	Recorded	Principal	Associated
	Investment	Balance	Allowance
December 31, 2014	(In thousands)
With no related allowance recorded:
Real Estate Loans
Residential	$225	$233	$-
Commercial	8,407	8,566	-
Subtotal	8,632	8,799	-
With an allowance recorded:
Real Estate Loans
Commercial	2,973	3,837	293
Subtotal	2,973	3,837	293
Total:
Real Estate Loans
Residential	225	233	-
Commercial	11,380	12,403	293
Total Impaired Loans	$11,605	$12,636	$293

		Unpaid
	Recorded	Principal	Associated
	Investment	Balance	Allowance

December 31, 2013	(In thousands)
With no related allowance recorded:
Real Estate Loans
Residential	$242	$251	$-
Commercial	10,644	14,400	-
Subtotal	10,886	14,651	-
With an allowance recorded:
Real Estate Loans
Commercial	1,723	1,723	53
Subtotal	1,723	1,723	53
Total:
Real Estate Loans
Residential	242	251	-
Commercial	12,367	16,123	53
Total Impaired Loans	$12,609	$16,374	$53

The following information for impaired loans is presented for the year ended December 31, 2014 and 2013:

	Average Recorded	Average Recorded			Interest Income
		Investment			Recognized
	2014		2013	2012	2014	2013	2012
	(In thousands)
Total:
Real Estate Loans
Residential		$233	$252	$281	$5	$5	$5
Commercial		7,492	10,328	12,108	503	236	226
Commercial Loans		-	-	340	-	-	2
Total Loans		$7,725	$10,580	$12,729	$508	$241	$233

Troubled Debt Restructurings on Financing Receivables [Table Text Block]

For the Twelve Months Ended December 31, 2014
		Pre-Modification	Post-Modification
		Outstanding Recorded	Outstanding Recorded
	Number of Contracts	Investment	Investment
Troubled Debt Restructurings

Real Estate Loans:
Commercial	1	$4,914	$4,914

Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating [Table Text Block]

The following table presents the classes of the loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard, Doubtful and Loss within the internal risk rating system as of  December 31, 2014 and December 31, 2013 (in thousands):

		Special
	Pass	Mention	Substandard	Doubtful	Loss	Total
December 31, 2014
Commercial real estate loans	$246,629	$1,983	$13,344	$-	$-	$261,956
Commercial	42,514	-	-	-	-	42,514
Total	$289,143	$1,983	$13,344	$-	$-	$304,470

		Special
	Pass	Mention	Substandard	Doubtful	Loss	Total
December 31, 2013
Commercial real estate loans	$250,566	$3,651	$18,927	$-	$-	$273,144
Commercial	35,745	-	-	-	-	35,745
Total	$286,311	$3,651	$18,927	$-	$-	$308,889

For residential real estate loans, construction loans and consumer loans, the Company evaluates credit quality based on the performance of the individual credits.  The following table presents the recorded investment in the loan classes based on payment activity as of December 31, 2014 and December 31, 2013 (in thousands):

	Performing	Nonperforming	Total
December 31, 2014
Residential real estate loans	$156,464	$1,675	$158,139
Construction	19,221	-	19,221
Consumer loans to individuals	19,700	4	19,704
Total	$195,385	$1,679	$197,064

	Performing	Nonperforming	Total
December 31, 2013
Residential real estate loans	$157,138	$1,704	$158,842
Construction	20,551	-	20,551
Consumer loans to individuals	15,295	-	15,295
Total	$192,984	$1,704	$194,688

Loan Portfolio Summarized by the Past Due Status [Table Text Block]

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is past due.  The following table presents the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans as of December 31, 2014 and December 31, 2013 (in thousands):

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2014
Real Estate loans
Residential	$156,242	$222	$-	$-	$1,675	$1,897	$158,139
Commercial	252,495	5,100	440	-	3,921	9,461	261,956
Construction	19,221	-	-	-	-	-	19,221
Commercial loans	42,500	14	-	-	-	14	42,514
Consumer loans	19,606	94	-	-	4	98	19,704
Total	$490,064	$5,430	$440	$-	$5,600	$11,470	$501,534

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2013
Real Estate loans
Residential	$156,066	$1,018	$54	$-	$1,704	$2,776	$158,842
Commercial	263,837	977	487	-	7,843	9,307	273,144
Construction	20,551	-	-	-	-	-	20,551
Commercial loans	35,717	28	-	-	-	28	35,745
Consumer loans	15,228	57	10	-	-	67	15,295
Total	$491,399	$2,080	$551	$-	$9,547	$12,178	$503,577

Allowance for Loan Losses and Recorded Investment in Financing Receivables [Table Text Block]

The following table presents changes in the allowance for loan losses:

	Year ended December 31,
	(dollars in thousands)
	2014	2013	2012

Allowance at beginning of period	$5,708	$5,502	$5,458
Charge-offs:
Commercial and all other	-	(4)	(24)
Real Estate	(1,466)	(2,131)	(2,354)
Consumer	(80)	(90)	(59)
Total	(1,546)	(2,225)	(2,437)
Recoveries:
Commercial and all other	-	-	-
Real Estate	2	9	7
Consumer	31	22	24
Total	33	31	31
Provision for loan losses	1,680	2,400	2,450
Allowance at end of period	$5,875	$5,708	$5,502

The following table presents the allowance for loan losses by the classes of the loan portfolio:

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2013	$1,441	$3,025	$898	$184	$160	$5,708
Charge Offs	(270)	(1,196)	-	-	(80)	(1,546)
Recoveries	-	2	-	-	31	33
Provision for loan losses	152	2,059	(676)	72	73	1,680
Ending balance, December 31, 2014	$1,323	$3,890	$222	$256	$184	$5,875
Ending balance individually evaluated for impairment	$-	$293	$-	$-	$-	$293
Ending balance collectively evaluated for impairment	$1,323	$3,597	$222	$256	$184	$5,582

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2012	$1,797	$3,183	$119	$223	$180	$5,502
Charge Offs	(603)	(1,488)	(40)	(4)	(90)	(2,225)
Recoveries	9	-	-	-	22	31
Provision for loan losses	238	1,330	819	(35)	48	2,400
Ending balance, December 31, 2013	$1,441	$3,025	$898	$184	$160	$5,708
Ending balance individually evaluated for impairment	$-	$53	$-	$-	$-	$53
Ending balance collectively evaluated for impairment	$1,441	$2,972	$898	$184	$160	$5,655